Reporting entity and organization	12 Months Ended
Jun. 30, 2019
Reporting entity and organization
Reporting entity and organization

1      Reporting entity and organization

Hailiang Education Group Inc. (the “Company”) is a holding company and is ultimately controlled by Mr. Hailiang Feng (“Mr. Feng”). The Company, its subsidiaries and consolidated affiliated entities are collectively referred to as the “Group”.

The Group is principally engaged in the provision of education and management services in People’s Republic of China (“PRC”). The Group mainly offers private K‑12 educational services in schools located in Zhuji, Zhejiang Province and Zhenjiang, Jiangsu Province, China, after-school enrichment services, education and management services, educational training services and study trip services.

In February 2018, the Group disposed the ownership and controlling interest in Hailiang International Kindergarten and the kindergarten business unit of Tianma Experimental School (“Tianma Kindergarten”) since the kindergartens had been at a loss and the Group decided to focus on providing educational services for primary, middle and high school students. In June 2018, the Group disposed the ownership in Chuzhou Hailiang Foreign Language School ("Chuzhou School"), which was mainly based on the Group’s business assessment in response to current market conditions.

In October 2018, the Group's consolidated affiliated entity, Hailiang Education Management Group Co., Ltd. (“Hailiang Management”), acquired 51% controlling interest in Zhenjiang Jianghe High School of Art Co., Ltd. (“Zhenjiang Jianghe High School of Art”) located in Jiangsu Province, which is a for-profit high school specializing in the arts education.

As of June 30, 2019, the Company’s subsidiaries and consolidated affiliated entities are as follows:

	Place and year of	Legal
Subsidiary	establishment	ownership	Principal activities
Hailiang Education (HK) Limited (“Hailiang HK”)	Hong Kong, China, 2011	100%	Investment holding
Zhejiang Hailiang Education Consulting and Services Co., Ltd. ("Hailiang Consulting")	Zhejiang, China, 2011	100%	Investment holding
Ningbo Hailiang Education Logistics Management Co., Ltd.	Zhejiang, China, 2017	100%	Education and management service
Ningbo Haoliang Information Consulting Co., Ltd. (“Ningbo Haoliang”)	Zhejiang, China, 2017	100%	Education and management service
Zhuji Nianxin Lake Hotel Co., Ltd.	Zhejiang, China, 2017	100%	Hotel management service
Ningbo Hailiang Sports Development Co., Ltd.	Zhejiang, China, 2018	100%	Educational training service
Zhuji Hailiang Supply Chain Management Co., Ltd.	Zhejiang, China, 2018	100%	Procurement and transportation services
Zhuji Hailiang Logistics Service Co., Ltd.	Zhejiang, China, 2018	100%	Accommodation service
Jiangxi Haibo Education Management Co., Ltd. (“Haibo Education”)	Jiangxi, China, 2017	56%	Educational training service
Jiangxi Haibo Logistics Management Co., Ltd. (“Haibo Logistics”)	Jiangxi, China, 2017	56%	Education and management service
Zhuji Hailiang After-school Service Co., Ltd.	Zhejiang, China, 2018	100%	After-school enrichment service
Hailiang Education International Studying Service Limited	Hongkong, China, 2018	100%	Overseas study consulting service
Hangzhou Hailiang International Studying Service Co., Ltd.	Zhejiang, China, 2018	100%	Overseas study consulting service
Hangzhou Hailiang Study Trip Co., Ltd.	Zhejiang, China, 2018	100%	Study trip service
Pate’s-Hailiang International College Company Limited	United Kingdom,2018	100%	Overseas study consulting service

	Place and year of	Legal
Consolidated affiliated entities	establishment	ownership		Principal activities
Hailiang Management (previously named “Zhejiang Hailiang Education Investment Group Co., Ltd.”)	Zhejiang, China, 2012	N/A	*	Investment holding
Zhejiang Hailiang Mingxin Education Technology Co., Ltd.	Zhejiang, China, 2017	N/A	*	After-school enrichment service and overseas study consulting service
Hangzhou Hailiang Education Management Co., Ltd.	Zhejiang, China, 2018	N/A	*	Education and management service
Hailiang Foreign Language School (“Foreign Language”)	Zhejiang, China, 1995	N/A	*	K‑12 educational services
Hailiang Experimental High School (“Experimental High”)	Zhejiang, China, 2002	N/A	*	K‑12 educational services
Tianma Experimental School (“Tianma Experimental”)	Zhejiang, China, 1995	N/A	*	K‑12 educational services
Hailiang Primary School	Zhejiang, China, 2016	N/A	*	K‑12 educational services
Hailiang Junior Middle School	Zhejiang, China, 2016	N/A	*	K‑12 educational services
Hailiang Senior Middle School	Zhejiang, China, 2016	N/A	*	K‑12 educational services
Hailiang High School of Art (previously named “Hailiang Art Middle School”)	Zhejiang, China, 2017	N/A	*	K‑12 educational services
Zhuji Hailiang Foreign Language High School Co., Ltd. (“Zhuji Hailiang Foreign Language High School”)	Zhejiang, China, 2018	N/A	*	K-12 educational services
Zhenjiang Jianghe High School of Art	Jiangsu, China, 2018	N/A	*	K-12 educational services
Zhejiang Mingxin International Travel Co., Ltd.	Zhejiang, China, 2018	N/A	*	Study trip service
Shaoxing Sihai International Travel Co., Ltd. (“Sihai International Travel”)	Zhejiang, China, 2010	N/A	*	Study trip service
*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below in note 2(b).